Warrants (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021	Dec. 31, 2020	Oct. 01, 2020
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50
Stock issued in exchange for exercise of warrants (in shares)	17,473,362
Proceeds from the exercise of warrants (Note 9)	$ 37,117,000
Loss from change in fair value of warrant liability	$ 79,373,000
VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 11.50
Class of warrants or rights term			5 years
Loss from change in fair value of warrant liability		$ 3,090,130	$ 9,329,720	$ 3,090,130
Share Price			$ 9.20
Event Trigerring The Value Of Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Number of consecutive trading days for determining the share price			10 days
Sale of stock issue price per share			$ 9.20
Percentage of gross proceeds from share issue for the purposes of business combination			60.00%
Event Trigerring The Value Of Warrants [Member] | Market Value [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Redemption price of common stock percentage			180.00%
Event Trigerring The Value Of Warrants [Member] | Newly Issued Price [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Redemption price of common stock percentage			115.00%
Triggering Share Price One [Member] | Maximum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Share Price			$ 18.00
Number of consecutive trading days for determining the share price			20 days
Number of trading days for determining the share price			30 days
Triggering Share Price One [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Number of days prior to the date of notifying the warrant holders for determining the total trading period			3 days
Triggering Share Price One [Member] | Minimum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Share Price			$ 18.00
Number of days of notice to be given for the redemption of warrants			30 days
Number of consecutive trading days for determining the share price			20 days
Number of trading days for determining the share price			30 days
Triggering Share Price One [Member] | Minimum [Member] | Warrant Redemption Price One [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights redemption price			$ 0.01
Triggering Share Price Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Number of days prior to the date of notifying the warrant holders for determining the total trading period			3 days
Triggering Share Price Two [Member] | Minimum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Share Price			$ 10.00
Number of days of notice to be given for the redemption of warrants			30 days
Number of consecutive trading days for determining the share price			20 days
Number of trading days for determining the share price			30 days
Warrant Excercise Period One [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done			30 days
Warrant Excercise Period Two [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done			1 year
Warrant Excercise Period Two [Member] | Triggering Share Price Two [Member] | Minimum [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights redemption price			$ 0.10
Class A [Member]
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each warrant (in shares)	1
Stock issued in exchange for exercise of warrants (in shares)	7,194,928
Private Placement Warrants And Class A Stock Issuable Upon Exercise Of Private Placement Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights lock in period			30 days
Public Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	7,141,035
Class of warrants or rights term	5 years
Warrants exercised (in shares)	3,227,566
Proceeds from the exercise of warrants (Note 9)	$ 37,100,000
Public Warrants | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each warrant (in shares)					1
Exercise price (in dollars per share)					$ 11.50
Warrants fair value disclosure		11,509,147	$ 17,211,878	11,509,147
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	0
Warrants exercised (in shares)	6,147,440
Private Placement Warrants | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Warrant or Right [Line Items]
Warrants fair value disclosure		$ 11,003,918	$ 14,618,000	$ 11,003,918